NOTE 8 FINANCING (Detail) (USD $)	12 Months Ended				102 Months Ended	12 Months Ended		12 Months Ended																3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007	Dec. 31, 2012	Dec. 31, 2012 Derivative [Member] JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]	Dec. 31, 2012 Principal Owed Exceeding Cash Received [Member] JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]	Dec. 31, 2012 Tainted Equity Valuation [Member] Tonaquint $100,000 Convertible Note August 2, 2012 [Member]	Dec. 31, 2012 Original Issue Discount [Member] Tonaquint $100,000 Convertible Note August 2, 2012 [Member]	Dec. 31, 2010 Additional warrants, if note remains outstanding after 90 days [Member] Tangiers $50,000 Note [Member]	Dec. 31, 2011 Convertible Note, Conversion on April 1, 2011 [Member] Tangiers $50,000 Note [Member]	Dec. 31, 2011 Convertible Note, Conversion on June 1, 2011 [Member] Converted Principal [Member] Tangiers $50,000 Note #2 [Member]	Dec. 31, 2011 Convertible Note, Conversion on June 1, 2011 [Member] Converted, Accrued Interest [Member] Tangiers $50,000 Note #2 [Member]	Dec. 31, 2011 Convertible Note, Conversion on June 1, 2011 [Member] Tangiers $50,000 Note #2 [Member]	Dec. 31, 2011 Convertible Note, Conversion on July 19, 2011 [Member] Converted Principal [Member] Asher $50,000 Note [Member]	Dec. 31, 2011 Convertible Note, Conversion on July 19, 2011 [Member] Converted, Accrued Interest [Member] Asher $50,000 Note [Member]	Dec. 31, 2011 Convertible Note, Conversion on July 19, 2011 [Member] Asher $50,000 Note [Member]	Dec. 31, 2012 Warrants exercisable at $0.07 [Member] Tangiers $100,000 Convertible note June 19, 2012 [Member]	Dec. 31, 2012 Warrants exercisable at $0.14 [Member] Tangiers $100,000 Convertible note June 19, 2012 [Member]	Dec. 31, 2012 Bi-Weekly Payments [Member] Tangiers Convertible Note on October 2, 2012 [Member]	Dec. 31, 2011 Tangiers $17,500 Note [Member]	Dec. 31, 2010 Tangiers $17,500 Note [Member]	Dec. 31, 2010 Issued with Tangiers $50,000 Note [Member]	Dec. 31, 2010 Tangiers $50,000 Note [Member]	Dec. 31, 2010 Tangiers $50,000 Note [Member]	Mar. 31, 2011 Tangiers $50,000 Note #2 [Member]	Dec. 31, 2010 Tangiers $50,000 Note #2 [Member]	Jun. 30, 2011 Asher $50,000 Note [Member]	Dec. 31, 2011 Asher $50,000 Note [Member]	Dec. 31, 2011 Ruby Development $1,990,000 Note [Member]	Dec. 31, 2012 Ruby Development $1,990,000 Note [Member]	Sep. 30, 2011 Ruby Gold, Inc [Member]	Dec. 31, 2011 Tangiers $25,000 Note [Member]	Dec. 31, 2012 Tangiers $25,000 Convertible Note [Member]	Dec. 31, 2011 Tangiers $25,000 Convertible Note [Member]	Dec. 31, 2011 Tangiers $37,500 Convertible Note #2 [Member]	Dec. 31, 2012 Tangiers Two $50,000 Convertible Notes [Member]	Dec. 31, 2012 Tangiers Two $37,500 Convertible Notes [Member]	Dec. 31, 2012 Tangiers $50,000 Convertible note May 16, 2012 [Member]	Dec. 31, 2012 Tangiers $25,000 Convertible note May 30, 2012 [Member]	Dec. 31, 2012 Tangiers $100,000 Convertible note June 19, 2012 [Member]	Dec. 31, 2012 JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]	Dec. 31, 2012 Tonaquint $100,000 Convertible Note August 2, 2012 [Member]	Dec. 31, 2012 Tangiers Convertible Note on October 2, 2012 [Member]
Debt Instrument, Face Amount	$ 25,000				$ 25,000																	$ 17,500		$ 50,000	$ 50,000		$ 50,000		$ 50,000				$ 25,000		$ 25,000		$ 50,000	$ 37,500	$ 50,000	$ 25,000	$ 100,000	$ 550,000	$ 100,000	$ 750,000
Debt Instrument, Convertible, Terms of Conversion Feature																						greater of (a) $0.001 or (b) eighty percent (80%) of the lowest traded price of common stock out of the ten (10) trading days immediately preceding the conversion date			greater of (a) $0.005 or (b) eighty percent (80%) of the lowest tradedprice of common stock out of the ten (10) trading days immediately preceding the conversion date		greater of (a) $0.005 or (b) seventy percent (70%) of the lowest tradedprice of common stock out of the ten (10) trading days immediately preceding the conversion date														convertible into common stock, in whole or in part, at any time and from time to time before maturity at the option of the holder at the lesser of 7 cents or the undiscounted VWAP price on the day prior to conversion, with a floor price of 2 cents	lesser of $0.10 or 70% of the average of the two lowest closing prices in the 25 trading days previous to the conversion	In lieu of cash payments, the Company may elect to convert the note to shares at 70% of the arithmetic average of the three (3) lowest VWAPs of the shares of Common Stock during the ten (10) consecutive Trading Day period immediately preceding the date of such conversion.No conversion can occur prior to 180 days from the Effective Date	undiscounted volume weighted average price (VWAP) on the day of conversion, subject to a floor price of $0.0129 per share, and a ceiling price of the undiscounted VWAP on the date prior to each tranche received by the Registrant
Debt Instrument, Maturity Date, Description																						one year			one year		nine months						(24) months from the Effective Date			(9) months	(24) months	(24) months	(24)months	(24) months	(24) months	(12) months from the Effective Date	(9) months from the Effective Date	(24) months from the Effective Date of each tranche
Debt Instrument, Interest Rate, Stated Percentage																						9.90%		9.90%	9.90%		9.90%		8.00%				9.90%		9.90%		9.90%	9.90%	9.90%	9.90%	7.00%		8.00%	7.00%
Debt Instrument, Convertible, Beneficial Conversion Feature	321,002	70,568			177,974																		10,726		17,560		32,485	50,000					20,568				78,296	34,896	16,241	10,988	58,048
Amortization of Debt Discount (Premium)	356,552	138,475			575,958	58,307		48,272	32,231					31,163							4,937			36,986		15,389		32,065						20,568	0		90,324	63,771	25,634	20,368	45,349		58,272
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares)																		750,000	750,000						1,500,000		500,000						250,000				500,000	500,000	150,000	150,000				125,000
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award										5								5	5						5		5						5				5	5	5	5				5
Investment Warrants, Exercise Price (in Dollars per share)		$ 0.05								$ 0.05								$ 0.07	$ 0.14						$ 0.05		$ 0.05						$ 0.115				$ 0.13	$ 0.09	$ 0.07	$ 0.06
ContingentWarrants (in Shares)										1,000,000
Ruby Project Non-voting Interest																									0.75%
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature	321,002	70,568	107,406	62,000																				9,965	22,475
Contingent Warrants, Fair Value																									15,000
Warrants, Beneficial Conversion Feature																											14,195										21,704	40,104	9,393	9,380	41,952
Debt Conversion, Converted Instrument, Amount					253,912						27,983	22,017	1,612		50,000	1,020
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)											975,000			462,416			557,528
Mortgage Loans on Real Estate, Periodic Payment Terms																														$10,000 each month
Other Notes Payable, Current (in Dollars)	1,774,822	1,889,185			1,774,822																									1,889,185	1,774,822
Interest Payable, Current	41,363	0			41,363																										4,437
Repayments of Assumed Debt																																2,500
Debt Instrument, Payment Terms																																	every two (2) weeks beginning January 1, 2012, at a minimum of $2,500 against the principal and accrued interest until the Promissory Note has been satisfied										The Note is self-amortizing, such that it may be repaid in cash in three monthly installments of $37,666.67 plus accrued interest beginning 180 days from the Effective Date
Note payable, minimum payment																																	2,500
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																																			$ 0.08		$ 0.08	$ 0.09	$ 0.06	$ 0.06			$ 0.06	$ 1.25
Convertible Notes Payable																																		27,495	50,000		109,032		53,106	26,458	103,740	132,825	116,792
Interest Payable																																		2,495			9,032	5,920	3,106	1,458	3,740	6,325	3,792	1,059
Proceeds from Convertible Debt	728,000	100,000			1,381,812																																100,000	75,000
Convertible Debt																																						80,920
Debt Instrument, Original Issue Discount																																										10.00%
Debt Instrument, Interest Rate Terms																																										If the Note is repaid within ninety (90) days of the Effective Date, the interest rate shall be zero percent (0%).Should the Note still be outstanding after 90 days, a one-time 5% interest rate will be applied
Proceeds from Notes Payable																				50,000																						115,000
Debt Instrument, Unamortized Discount (in Dollars)	0	20,568			0	111,517	11,500																																			123,017	10,000
Notes Payable																																										126,500
Debt Instrument, Fee Amount																																											3,000
Convertible Notes Payable, Current	608,193	25,000			608,193																																						113,000
Debt Instrument, Periodic Payment																																											37,666.67
Debt Instrument, Pre-Payment Description																																											the Company retains the option of pre-paying the Note at any time at an amount equal to 125% of the outstanding principal and the accrued and unpaid interest
Payments of Financing Costs	24,500	0			24,500																																						10,000
(in Shares)																																											85,000
																																											5,620
Increase (Decrease) in Derivative Liabilities																																											48,272
Proceeds from Lines of Credit	160,000
Other Notes Payable																																												$ 161,059